Share capital and share-based compensation - Narrative (Details)					1 Months Ended	3 Months Ended				6 Months Ended
	Jan. 30, 2022 shares	Aug. 10, 2021 USD ($) shares	Jun. 24, 2021 USD ($) shares	Nov. 13, 2020 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($) shares	Apr. 30, 2021 USD ($)	Jan. 25, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						5,702,644				5,702,644		12,000
Number of share options exercised (in shares)			25,664			222,505				222,505
Exercise of stock options | $			$ 169,105							$ 0	$ 0
Business combination, share exchange ratio		39.91
Number of warrants exercised (in shares)	9,678				7,596	9,578	1,982	100
Exercise of warrants (in shares)					7,596	(22,540,651)	1,982	100
Proceeds from exercise of warrants | $					$ 87,354	$ 0		$ 1,150	$ 0	$ 65,180	0
Number of share options exercisable (in shares)						4,331,130		4,242,707		4,331,130
Fair value of stock options granted | $						$ 616,362			620,515	$ 3,528,169	1,242,844
Vesting period						1 year				3 years
Share-based compensation | $						$ 4,477,355			263,214	$ 9,676,164	1,009,385
Common Class A
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						188,745				188,745
Proceeds from exercise of warrants | $							$ 22,793
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)		28,779
Li-Cycle Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)		2,407,535
Li-Cycle Holdings Corp. | Common Class A
Disclosure of classes of share capital [line items]
Shares converted (in shares)		96,084,679
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Proceeds from public share issuance, net of share issue costs | $		$ 525,329,273
Number of share options assumed In business combination (in shares)		65,671,374
Exercise of stock options (in shares)		1,031,226
Restricted share units
Disclosure of classes of share capital [line items]
Share-based compensation | $						$ (3,218,150)			0	$ 5,539,268	604,943
Number of other equity instruments vested in share-based payment arrangement										22,727
Restricted share units | Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)		9,829
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period										3 years
Restricted share units | Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised (in shares)		392,276
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements										10 years
Vesting period										3 years
Stock options
Disclosure of classes of share capital [line items]
Share-based compensation | $						$ (1,259,205)			$ (263,215)	$ (4,136,896)	$ (404,443)
Private Placement | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				281,138
Proceeds from public share issuance, net of share issue costs | $				$ 23,000,000
Sale of stock, price per share (in dollars per share) | $ / shares				$ 81.81
Share issue related cost | $				$ 1,380,000